Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Core Bond Fund
Entity Central Index Key	0000783316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000020574
Shareholder Report [Line Items]
Fund Name	Value Line Core Bond Fund
Class Name	Investor
Trading Symbol	VAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 3.66% during the six months ended June 30, 2025.

• The Fund modestly underperformed its benchmark on a relative basis due primarily to duration positioning. We maintained a modestly short duration position relative to the Bloomberg Index for most of the semi-annual period given our concerns about rising inflation stemming from U.S.-imposed tariffs. However, the expected rise in inflation did not materialize, leading to a decline in U.S. Treasury yields. We extended the Fund’s duration in the second quarter to bring it closer to a neutral position compared to that of the Bloomberg Index.

• Yield curve positioning hurt relative results. The Fund was positioned with an emphasis on intermediate-term bonds, i.e., those with maturities of five to 10 years, and an underweight to shorter-term bonds, i.e., those with maturities of two to five years. Shorter-term bonds outperformed intermediate-term bonds during the first half of 2025 on investor anticipation of interest rate cuts by the Federal Reserve later in the year.

• Sector allocation decisions overall contributed positively. An overweight in corporate bonds, particularly BBB-rated investment grade bonds, especially helped, as lower-rated credits outperformed higher-rated credits. Having an underweight in U.S. Treasuries further boosted relative results, as this sector underperformed spread, or non-U.S. Treasury, sectors. An out-of-benchmark exposure to taxable municipal bonds contributed positively as well.

• Issue selection generated mixed results. Issue selection among high yield corporate bonds added value, but issue selection among mortgage-backed securities detracted, as the Fund had an emphasis within this sector on lower-coupon securities, which underperformed mortgage-backed securities with coupons of 5% or more, where the Fund held only a modest position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Core Bond Fund-Investor Class	Bloomberg U.S. Aggregate Bond Index
06/15	$10,000	$10,000
07/15	$10,062	$10,070
08/15	$10,036	$10,055
09/15	$10,092	$10,123
10/15	$10,099	$10,125
11/15	$10,072	$10,098
12/15	$10,040	$10,065
01/16	$10,171	$10,204
02/16	$10,224	$10,276
03/16	$10,314	$10,371
04/16	$10,364	$10,410
05/16	$10,350	$10,413
06/16	$10,497	$10,600
07/16	$10,575	$10,667
08/16	$10,568	$10,655
09/16	$10,556	$10,649
10/16	$10,486	$10,567
11/16	$10,238	$10,317
12/16	$10,257	$10,332
01/17	$10,273	$10,352
02/17	$10,345	$10,422
03/17	$10,333	$10,416
04/17	$10,414	$10,497
05/17	$10,495	$10,577
06/17	$10,490	$10,567
07/17	$10,536	$10,612
08/17	$10,610	$10,707
09/17	$10,573	$10,656
10/17	$10,584	$10,663
11/17	$10,570	$10,649
12/17	$10,613	$10,698
01/18	$10,495	$10,575
02/18	$10,380	$10,474
03/18	$10,417	$10,542
04/18	$10,344	$10,463
05/18	$10,402	$10,538
06/18	$10,380	$10,525
07/18	$10,376	$10,527
08/18	$10,440	$10,595
09/18	$10,379	$10,527
10/18	$10,292	$10,444
11/18	$10,337	$10,506
12/18	$10,475	$10,699
01/19	$10,597	$10,813
02/19	$10,602	$10,806
03/19	$10,793	$11,014
04/19	$10,799	$11,017
05/19	$10,971	$11,212
06/19	$11,124	$11,353
07/19	$11,149	$11,378
08/19	$11,429	$11,673
09/19	$11,361	$11,611
10/19	$11,392	$11,646
11/19	$11,374	$11,640
12/19	$11,366	$11,632
01/20	$11,582	$11,855
02/20	$11,774	$12,069
03/20	$11,437	$11,998
04/20	$11,686	$12,211
05/20	$11,766	$12,268
06/20	$11,866	$12,345
07/20	$12,056	$12,530
08/20	$11,977	$12,428
09/20	$11,955	$12,422
10/20	$11,898	$12,366
11/20	$11,996	$12,488
12/20	$12,022	$12,505
01/21	$11,945	$12,415
02/21	$11,762	$12,236
03/21	$11,643	$12,083
04/21	$11,734	$12,178
05/21	$11,772	$12,218
06/21	$11,834	$12,304
07/21	$11,940	$12,442
08/21	$11,908	$12,418
09/21	$11,801	$12,310
10/21	$11,783	$12,307
11/21	$11,796	$12,344
12/21	$11,759	$12,312
01/22	$11,514	$12,047
02/22	$11,385	$11,912
03/22	$11,090	$11,581
04/22	$10,720	$11,142
05/22	$10,741	$11,214
06/22	$10,592	$11,038
07/22	$10,826	$11,307
08/22	$10,553	$10,988
09/22	$10,121	$10,513
10/22	$9,981	$10,377
11/22	$10,300	$10,759
12/22	$10,280	$10,710
01/23	$10,590	$11,040
02/23	$10,316	$10,754
03/23	$10,550	$11,027
04/23	$10,604	$11,094
05/23	$10,486	$10,973
06/23	$10,458	$10,934
07/23	$10,445	$10,927
08/23	$10,377	$10,857
09/23	$10,107	$10,581
10/23	$9,942	$10,414
11/23	$10,387	$10,886
12/23	$10,766	$11,302
01/24	$10,748	$11,271
02/24	$10,586	$11,112
03/24	$10,684	$11,215
04/24	$10,411	$10,931
05/24	$10,585	$11,117
06/24	$10,665	$11,222
07/24	$10,914	$11,484
08/24	$11,060	$11,649
09/24	$11,195	$11,805
10/24	$10,903	$11,512
11/24	$11,009	$11,634
12/24	$10,835	$11,444
01/25	$10,900	$11,504
02/25	$11,116	$11,757
03/25	$11,105	$11,762
04/25	$11,149	$11,808
05/25	$11,062	$11,724
06/25	$11,232	$11,904

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	5.32%	(1.09%)	1.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

AssetsNet	$ 35,141,074
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,141,074
# of Portfolio Holdings	158
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Bonds & Notes	97.0%
Cash & Other Assets - Net	3.0%

Bonds & Notes Sectors (% of Bonds & Notes)*

Value	Value
Other	6.0%
Technology	2.0%
Consumer, Cyclical	2.1%
Utilities	2.2%
Communications	2.9%
Energy	3.1%
Consumer, Non-cyclical	4.7%
Financial	12.0%
Residential Mortgage-Backed Securities	26.4%
Government	38.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

U.S. Treasury Notes, 4.000% , 02/15/34	4.2%
U.S. Treasury Notes, 2.750% , 08/15/32	4.1%
U.S. Treasury Bonds, 3.500% , 02/15/39	3.3%
U.S. Treasury Notes, 3.625% , 08/31/29	3.3%
U.S. Treasury Notes, 4.500% , 07/15/26	3.1%
U.S. Treasury Notes, 1.500% , 02/15/30	3.1%
GNMA II Pool #MA8043, 3.000% , 05/20/52	2.9%
U.S. Treasury Notes, 2.250% , 08/15/27	2.7%
FHLMC Pool #SD8256, 4.000% , 10/01/52	2.4%
U.S. Treasury Notes, 3.875% , 08/15/33	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com